Long-Term Debt - Additional Information - Revolvers (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014 CreditFacility
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of revolving credit facilities	3
Borrowings provided under revolving credit facilities	$ 393.3
Undrawn amount of revolving credit facilities	135.6
Months required to repay all borrowings	12 months
Debt instrument collateral, description	The revolving credit facilities are collateralized by first-priority mortgages granted on seven of the Partnership's vessels, together with other related security, and include a guarantee from the Partnership or its subsidiaries of all outstanding amounts.
Revolving Credit Facility [Member] | 2015 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	84.1
Revolving Credit Facility [Member] | 2016 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	27.3
Revolving Credit Facility [Member] | 2017 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	28.2
Revolving Credit Facility [Member] | 2018 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	$ 253.7
Revolving Credit Facility Long Term [Member]
Debt Instrument [Line Items]
Number of revolving credit facilities	2
Revolving Credit Facility Current [Member]
Debt Instrument [Line Items]
Number of revolving credit facilities	1